Northbrook Life Insurance Company
                Northbrook Life Variable Life Separate Account A

Supplement to:         Morgan Stanley Dean Witter Variable Life
                             Prospectus Dated May 1, 2001

This supplement describes the changes to various names mentioned in your prospectus. Please keep this supplement for future reference together with your prospectus.

o On June 18, 2001, Morgan Stanley Dean Witter Variable Investment Series was renamed Morgan Stanley Variable Investment Series. All references in the current prospectus to "Morgan Stanley Dean Witter Variable Investment Series" apply to Morgan Stanley Variable Investment Series.

o On June 18, 2001, Morgan Stanley Dean Witter Advisors Inc. was renamed Morgan Stanley Investment Advisors Inc. All references in the current prospectus to "Morgan Stanley Dean Witter Advisors Inc." apply to Morgan Stanley Investment Advisors Inc.

o On May 1, 2001, Morgan Stanley Asset Management was renamed Morgan Stanley Investment Management Inc. All references in the current prospectus to "Morgan Stanley Asset Management" apply to Morgan Stanley Investment Management Inc.

o Beginning April 2, 2001, Morgan Stanley Dean Witter Financial Advisors will be referred to as Morgan Stanley Financial Advisors. All references in the current prospectus to "Morgan Stanley Dean Witter Financial Advisors" apply to Morgan Stanley Financial Advisors.


June 18, 2001